FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
NOTE 14:-	FINANCIAL INSTRUMENTS

a.	Financial risk factors:

The Company's activities expose it to various market risks (mainly foreign currency risk and interest rate risk). The Company's Board of Directors has provided guidelines for risk management and specific policies for various risk exposures.

Foreign currency risk

The Company operates primarily in an international environment and is exposed to foreign exchange risk resulting from the fact that a certain portion of the Company's costs are denominated in NIS and EURO, mainly due to payroll and related benefit costs incurred in Israel and in Europe, and additionally due to marketing expenses incurred in Europe.

b.	Fair value:

The carrying amount of cash and cash equivalents, short‑term bank deposits, trade and other receivables and trade and other payables approximates their fair value due to the short‑term maturities of such instruments.

The fair value of liabilities in respect to IIA grants with fixed interest is based on a calculation of the present value of the cash flows at the interest rate for a loan with similar terms. The Company used a discount rate of 12% based in part of the Company's estimation at the time of the Company's recognition of the IIA grants which approximates the fair value at the respective balance sheet date.

The fair value of the contingent consideration for purchase of shares is based on a calculation of the present value of future royalty payments. The expected cash flows already reflect assumptions about the uncertainty in future defaults, and therefore the Company used a discount rate that is commensurate with the risk inherent in the expected cash flows.

c.	Sensitivity tests relating to changes in market factors:

The Company operates in an international environment and is exposed to foreign exchange risk resulting from the exposure to different currencies, mainly NIS and EURO. Foreign exchange risks arise from recognized assets and liabilities denominated in a foreign currency other than the functional currency.

	December 31,
	2017	2018	2019

Sensitivity test to changes in NIS and EURO exchange rates
Gain (loss) from change:
5% increase in exchange rate	$346	$31	$285
5% decrease in exchange rate	$(346)	$31	$(285)

Sensitivity tests and principal work assumptions:

The selected changes in the relevant risk variables were determined based on management's estimate as to reasonable possible changes in these risk variables.

The Company has performed sensitivity tests of principal market risk factors that may affect its reported operating results or financial position.

The sensitivity tests present the profit or loss for the relevant risk variables chosen as of each reporting date.